COMMITMENTS AND CONTINGENCIES - Additional Information - 2 Other Commitments - Gaming Subconcession (Detail) - Gaming subconcession agreement [Member]	12 Months Ended
	Dec. 31, 2017 USD ($) Table	Dec. 31, 2017 MOP (MOP$) Table	Dec. 31, 2017 MOP (MOP$)
Commitments And Contingencies [Line Items]
Fixed annual premium	$ 3,744,000	MOP$ 30,000,000
Guarantee until the 180th day after the termination date of the gaming subconcession [Member]
Commitments And Contingencies [Line Items]
Maximum beneficiary amount	$ 37,437,000		MOP$ 300,000,000
Percentage of guarantee amount payable quarterly to bank	1.75%	1.75%
Gaming table reserved exclusively for certain kind of games or to certain players [Member]
Commitments And Contingencies [Line Items]
Variable annual premium per unit	$ 37,000	MOP$ 300,000
Minimum number of tables	100	100
Gaming table not reserved exclusively for certain kind of games or to certain players [Member]
Commitments And Contingencies [Line Items]
Variable annual premium per unit	$ 19,000	MOP$ 150,000
Minimum number of tables	100	100
Special gaming tax [Member]
Commitments And Contingencies [Line Items]
Percentage of gross revenues of the gaming business operations	35.00%	35.00%
Utilities designated by the local government [Member]
Commitments And Contingencies [Line Items]
Percentage of gross revenues of the gaming business operations	4.00%	4.00%
Slot Machines And Electronic Gaming Machines [Member]
Commitments And Contingencies [Line Items]
Variable annual premium per unit	$ 100	MOP$ 1,000